Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALIC COMPANY I
Prospectus Date	rr_ProspectusDate	Nov. 04, 2020
Document Creation Date	dei_DocumentCreationDate	Nov. 04, 2020